Fair Value (Estimated Fair Value And The Carrying Value Of Each Financial Instrument) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total fixed maturity securities-available-for-sale, Fair Value	$ 6,769.5	$ 6,419.1
Commercial mortgage loans, net	4,902.3	4,513.6
Separate account assets	4,593.5	4,787.4
Other policyholder funds	5,078.1	4,627.8	4,337.1
Index-based interest guarantees	49.5	48.5
Long-term debt	300.9	551.9
U.S. Government And Agency Bonds [Member]
Total fixed maturity securities-available-for-sale, Fair Value	452.1	415.9
U.S. State And Political Subdivision Bonds [Member]
Total fixed maturity securities-available-for-sale, Fair Value	178.8	209.1
Foreign Government Bonds [Member]
Total fixed maturity securities-available-for-sale, Fair Value	72.1	69.6
Corporate Bonds [Member]
Total fixed maturity securities-available-for-sale, Fair Value	6,059.3	5,711.2
S&P 500 Index Options [Member]
Total fixed maturity securities-available-for-sale, Fair Value	7.2	13.3
Fair Value [Member]
Total fixed maturity securities-available-for-sale, Fair Value	6,769.5	6,419.1
Commercial mortgage loans, net	5,450.9	4,739.7
Policy loans	2.9	3.3
Separate account assets	4,593.5	4,787.4
Short-term debt	263.7	2.8
Long-term debt	272.0	558.2
Fair Value [Member] | U.S. Government And Agency Bonds [Member]
Total fixed maturity securities-available-for-sale, Fair Value	452.1	415.9
Fair Value [Member] | U.S. State And Political Subdivision Bonds [Member]
Total fixed maturity securities-available-for-sale, Fair Value	178.8	209.1
Fair Value [Member] | Foreign Government Bonds [Member]
Total fixed maturity securities-available-for-sale, Fair Value	72.1	69.6
Fair Value [Member] | Corporate Bonds [Member]
Total fixed maturity securities-available-for-sale, Fair Value	6,059.3	5,711.2
Fair Value [Member] | S&P 500 Index Options [Member]
Total fixed maturity securities-available-for-sale, Fair Value	7.2	13.3
Fair Value [Member] | Index-Based Interest Guarantees [Member]
Index-based interest guarantees	49.5	48.5
Carrying Value [Member]
Total fixed maturity securities-available-for-sale, Fair Value	6,769.5	6,419.1
Commercial mortgage loans, net	4,902.3	4,513.6
Policy loans	2.9	3.3
Separate account assets	4,593.5	4,787.4
Short-term debt	251.2	2.2
Long-term debt	300.9	551.9
Carrying Value [Member] | U.S. Government And Agency Bonds [Member]
Total fixed maturity securities-available-for-sale, Fair Value	452.1	415.9
Carrying Value [Member] | U.S. State And Political Subdivision Bonds [Member]
Total fixed maturity securities-available-for-sale, Fair Value	178.8	209.1
Carrying Value [Member] | Foreign Government Bonds [Member]
Total fixed maturity securities-available-for-sale, Fair Value	72.1	69.6
Carrying Value [Member] | Corporate Bonds [Member]
Total fixed maturity securities-available-for-sale, Fair Value	6,059.3	5,711.2
Carrying Value [Member] | S&P 500 Index Options [Member]
Total fixed maturity securities-available-for-sale, Fair Value	7.2	13.3
Carrying Value [Member] | Index-Based Interest Guarantees [Member]
Index-based interest guarantees	49.5	48.5
Investment Type Contracts [Member] | Fair Value [Member]
Other policyholder funds	4,804.8	4,186.2
Investment Type Contracts [Member] | Carrying Value [Member]
Other policyholder funds	$ 4,449.2	$ 4,010.1